Business Combinations	12 Months Ended
Dec. 31, 2025
Business Combinations
Business Combinations

22. Business Combinations

K Enter’s acquisition of Play Company Co., Ltd. (“Play Company”), Solaire Partners LLC (“Solaire”), Apeitda Co., Ltd. (“Apeitda”), The LAMP Co., Ltd. (“Lamp”), Bidangil Pictures Co., Ltd. (“Bidangil”), and Studio Anseilen Co., Ltd. (“Studio,” and collectively, the “Six Korean Entities”) was a closing condition to the Business Combination. On January 3, 2025, K Enter closed the equity purchase for Play Company first and the acquisitions of each of the Six Korean Entities other than Play Company closing subsequently. The acquisition of Play company by K Enter was accounted for in accordance with the acquisition method of accounting under IFRS 3, with Play Company considered to be the acquirer of K Enter. The acquisitions of each of the Six Korean Entities other than Play Company by K Enter post the acquisition of Play Company (“New K Enter”) was accounted for in accordance with the acquisition method of accounting under IFRS 3, with K Enter post the acquisition of Play Company considered to be the acquirer of each of the Six Korean Entities other than Play Company. Under the acquisition method of accounting, the preliminary purchase price was allocated to the underlying tangible and intangible assets acquired and liabilities assumed based on their respective fair market values, with the excess purchase price, if any, allocated to goodwill. Costs related to the transaction were expensed as incurred.

The consideration transferred for the acquisition of interests in each entity is as follows:

-	Play Company Corp.
Acquired 100% of the outstanding shares of Play Company in exchange for 27,787 shares of K enter common stock (Subsequently converted to 8,673,667 ordinary shares of KWM) and cash consideration of USD $24,648,370 (Korean Won 36,233,103 thousand). Additional payments in cash will be made to the owner of Play Company if the annual average net profit for fiscal years from 2023 to 2025 reaches specified thresholds, with payments due to the owner of Play Company on January 31, 2027 and January 31, 2028. Furthermore, an additional cash payment may be required if the shares of KWM (into which K Enter common stock converted upon the closing of the Acquisition Merger) are sold during the three-month period following the six-month lock-up at a price below the per-share value at closing, subject to adjustments for subsequent gains or unrealized gains as of December 31, 2026.

-	Lamp Acquired 51.3% of the outstanding shares of Lamp in exchange for 6,668 shares of K Enter common stock (Subsequently converted to 2,081,405 ordinary shares of KWM).
-	Bidangil Acquired 53.7% of the outstanding shares of Bidangil in exchange for 4,444 shares of K Enter common stock (Subsequently converted to 1,387,188 ordinary shares of KWM).

-	Apeitda Acquired 51% of the outstanding shares of Apeitda in exchange for 3,334 shares of K Enter common stock (Subsequently converted to 1,040,703 ordinary shares of KWM).

-	Anseilen Acquired 51% of the outstanding shares of Anseilen in exchange for 1,677 shares of K Enter common stock (Subsequently converted to 523,473 ordinary shares of KWM).

-	Solaire Partners Acquired 95% of the outstanding shares of Solaire Partners in exchange for 3,103 shares of K Enter common stock (Subsequently converted to 968,598 ordinary shares of KWM).

A.	The identifiable net assets acquired and liabilities recognized on acquisition were:

		January 1, 2025 (Deemed acquisition date)
		K enter	Lamp	Bidangil	Apeitda	Anseilen	Solaire Partners	Total
		(In thousands of Korean won)
- Asset	₩
Cash and cash equivalents		490,070	863,927	1,448,485	344,537	361,234	355	3,508,608
Accounts receivable and financial assets (*1)		4,254,387	1,684,662	1,863,496	522,218	54,824	3,314,474	11,694,061
Other non-financial assets		3,128,462	2,656,784	584,523	2,279	586,011	97	6,958,156
Property and equipment including right-of-use assets		77,734	159,538	123,789	220,843	735	74,097	656,736
Intangible assets other than goodwill		-	1,306,583	806,737	-	-	-	2,113,320
Deferred tax assets		-	45,845	-	-	-	-	45,845
Deferred transaction costs		3,163,511	-	-	-	-	-	3,163,511
Others		128,491	130,057	-	-	31	135,943	394,522
Subtotal	₩	11,242,655	6,847,396	4,827,030	1,089,877	1,002,835	3,524,966	28,534,759
- Liabilities
Trade payables and other financial liabilities		8,414,624	2,040,169	911,596	19,112	17,724	1,993,839	13,397,064
Borrowings		1,420,528	1,445,453	-	-	-	207,336	3,073,317
Convertible Notes		3,920,244	-	-	-	-	-	3,920,244
Derivative liabilities		590,020	-	-	-	-	-	590,020
Contract liabilities		-	900,000	-	-	-	-	900,000
Lease liabilities		88,488	145,647	123,328	-	-	60,945	418,408
Defined benefit liabilities		-	255,006	-	121,521	7,130	152,368	536,025
Deferred tax liabilities		-	129,352	-	-	-	-	129,352
Others		294,162	428,731	88,928	122,857	1,561,219	134,899	2,630,796
Subtotal		14,728,066	5,344,358	1,123,852	263,490	1,586,073	2,549,387	25,595,226
Fair Value of Identifiable Net Assets		(3,485,411)	1,503,038	3,703,178	826,387	(583,238)	975,579	2,939,533

(*1)	The fair value of trade receivables acquired through the business combination is Korean Won 172 million. The contractual amount of trade receivables as of the acquisition date is Korean Won 172 million, and no trade receivables are expected to be uncollectible.

The fair value of other receivables acquired through the business combination is Korean Won 11,522 million. The contractual amount of other receivables as of the acquisition date is Korean Won 11,522 million, and no other receivables are expected to be uncollectible.

B.	Measurement of fair values:

Assets acquired	Measurement bases
Intangible assets	The fair value is determined by projecting the future cash flows attributable to the specific intangible asset over its expected useful life, deducting contributory asset charges for the use of supporting assets, and discounting the resulting excess earnings to present value using an appropriate discount rate that reflects the risk associated with the asset.

C.	Goodwill:

		January 1, 2025 (Deemed acquisition date)
		K enter	Lamp	Bidangil	Apeitda	Anseilen	Solaire Partners	Total
		(In thousands of Korean won)
Consideration transferred		169,012,604	7,959,688	5,310,988	3,979,845	2,005,971	3,714,183	191,983,279
Fair Value of Net Assets Attributable to the Acquired Interest		(3,485,411)	770,789	1,988,022	421,458	(297,451)	926,800	324,207
- Fair Value of Identifiable Net Assets		(3,485,411)	1,503,038	3,703,178	826,387	(583,238)	975,579	2,939,533
- Non-controlling interest		-	(732,249)	(1,715,156)	(404,929)	285,787	(48,779)	(2,615,326)
Goodwill (*1)	₩	172,498,015	7,188,899	3,322,966	3,558,387	2,303,422	2,787,383	191,659,072

(*1)	The goodwill of Korean Won 191,659,072 thousand arising from the acquisition is attributable to synergies expected from the combination of operations and the customer base acquired. None of the goodwill recognized is expected to be deductible for income tax purposes.